Pensions (Tables)	12 Months Ended
Jun. 30, 2025
Schedule of pensions

	As at June 30
(US dollars in thousands)	2025	2024	2023
VivoPower International Services	-	11	20
KESW EL Pty Ltd	-	95	294
Tembo EV Pty Ltd	20	-	-
Tembo Technologies Pty Ltd	14	-	-
Kenshaw Solar Pty Ltd	-	1	33
VIWR AU Pty Ltd	1	19	22
Total Pension recognized in P&L	35	126	369